Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 28	$ 27